Employee benefits, Employee Defined Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the Defined Benefit Obligation [Roll Forward]
Liability at beginning of year	$ 33,676	$ 28,853
Interest cost	195	337
Service cost	5,159	1,671
Actuarial losses / (gains)	56,241	0
Exchange differences	(5,205)	2,815
Liability at end of year	90,066	33,676
Amounts included on the consolidated statements of operations [Abstract]
Interest cost	195	337
Service cost	5,159	1,671
Total	5,354	2,008
Amounts included on the consolidated statements of comprehensive income (loss) [Abstract]
Actuarial losses / (gains)	56,241	0
Total	$ 56,241	$ 0